Provisions - Disclosure of expected rate of return assumptions (Details) - Spain	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.75%	3.00%	3.35%
Expected rate of return on reimbursement rights	3.75%	3.00%	3.35%
Other long term employee benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.75%	3.00%	3.35%